PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2014
Disclosure Text Block Supplement [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]	Prepaid expenses and other currents assets as of June 30, 2014 and 2013 consisted of:

Prepaid expenses and other current assets	June 30, 2014	December 31, 2013
Prepaid expenses:
Rent	$21,951	$3,962
Directors & officers insurance	88,900
Audit	25,000	25,000
Financial consultants	12,083	20,833
Business report	30,000	-
Other vendors	39,632	39,446
Other current assets-
Earnest money deposits	140,000	-
Prepaid expenses and other current assets	$357,566	$89,241